Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	SOGOU INC.
Entity Central Index Key	0001713947
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Trading Symbol	SOGO
Entity Shell Company	false
Entity Voluntary Filers	No
Class A Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding	118,400,500
Class B Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding	278,757,875